Investments in Securities	12 Months Ended
Dec. 31, 2019
Fair Value Measurement [Abstract]
Investments in Securities
10 - INVESTMENTS IN SECURITIES

Investment in securities	$ million
	Dec 31, 2019	Dec 31, 2018
Equity securities:	1,437	1,823
Equity securities at fair value through other comprehensive income	1,437	1,823
Debt securities:	1,552	1,251
Debt securities at amortised cost	11	8
Debt securities at fair value through other comprehensive income	1,086	953
Debt securities at fair value through profit and loss	455	290
Total	2,989	3,074
At fair value
Measured by reference to prices in active markets for identical assets	1,725	1,873
Measured using predominantly unobservable inputs	1,253	1,193
Total	2,978	3,066
At cost	11	8
Total	2,989	3,074

Equity securities at December 31, 2019, principally comprised interests below 5%, in various investments. Debt securities principally comprised a portfolio required to be held by the Company’s internal insurance entities as security for their activities.

Investments in securities measured using predominantly unobservable inputs [A]	$ million
	2019	2018
At January 1	1,193	1,268
(Losses)/Gains recognised in other comprehensive income	(42)	212
Other movements	102	(287)
At December 31	1,253	1,193

[A] Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.